PROVISIONS - Narrative (Details) $ in Millions, $ in Millions, XOF in Billions	Dec. 26, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XOF	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XOF	Dec. 31, 2023 CAD ($)
Disclosure of other provisions [line items]
Restricted cash		$ 68.4			$ 90.5
Losses on litigation settlements	$ 15.0
Carrying value of forfeited inventory	$ 13.5
Letters of credit
Disclosure of other provisions [line items]
Uncollateralized surety bonds		159.2
Westwood division
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		142.5		$ 205.3	126.7		$ 167.4
Côté Gold Project
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		35.0		50.4	25.8		34.0
Westwood and Côté Gold | Letters of credit
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		7.4		$ 10.6	22.6		$ 29.8
Westwood and Côté Gold | Cash Collateral
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		10.9			10.9
Essakane mine
Disclosure of other provisions [line items]
Restricted cash		$ 54.6	XOF 34.6		$ 52.6	XOF 31.2